Pension Plans and Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	5.00%
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
Defined contribution plans costs	$ 3.9	$ 6.4	$ 6.8
Domestic Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	6.90%
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
Defined contribution plans costs	$ 1.2	$ 1.6	$ 1.6
TCN Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%